Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Fair Value Measurements (Textual)
Change in fair value of derivative liabilities	$ (960)	$ 715	$ (16)	$ 1,036	$ 3,160	$ 9,316